Note 7 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2019	$26,250
Additions	6,280
Amortization	(4,471)
Write-off and other movements (Note 6)	(1,599)
Balance, June 30, 2019	$26,460